One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com
Mark Perlow mark.perlow@dechert.com +1 415 262 4530 Direct +1 415 262 4555 Fax

April 6, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	FPA Funds Trust (the “Registrant”)

(File Nos. 033-79858 and 811-8544)

Ladies and Gentlemen:

On behalf of the Registrant and its series, FPA Crescent Fund and FPA Flexible Fixed Income Fund, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 102 (“PEA 103”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 104 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 103 is being filed to make changes to the Registrant’s Prospectus and Statement of Additional Information.

PEA 103 is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act in order to register shares of FPA Queens Road Value Fund, FPA Queens Road Small Cap Value Fund, FPA New Income Fund and FPA U.S. Core Equity Fund, each a new series of the Registrant. The Amendment does not affect the currently effective Prospectus and Statement of Additional Information for other series of the Registrant.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 415.262.4530.

Sincerely,

/s/ Mark D. Perlow

Mark D. Perlow

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